FAIR VALUE MEASUREMENTS (Tables) - Tailwind Acquisition Corp [Member]	12 Months Ended
Dec. 31, 2022
Schedule of gross holding gains and fair value of held-to-maturity securities
The gross holding gain (loss) and fair value of
held-to-maturity
securities at December 31, 2021 are as follows:

	Held-To-Maturity	Amortized Cost	Gross Holding Gain (Loss)	Fair Value
December 31, 2021	Treasury Preferred Fund (Matured on February 17, 2022)	$334,439,154	$6,468	$334,445,622

Schedule of assets that are measured at fair value on a recurring basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021 indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	December 31, 2022	December 31, 2021
Assets:
Cash and marketable securities held in Trust Account	1	$33,034,062	$334,441,194
Liabilities:
Warrant liabilities – Public Warrants	1	$1,169,755	$8,689,608
Warrant liabilities – Private Placement Warrants	2	$679,000	$5,044,000

Summary of the changes in the fair value of the liabilities, a Level 3 liability, measured on a recurring basis.
The following table presents the changes in the fair value of Level 3 warrant liabilities:

Private Placement
Fair value as of January 1, 2021	$13,580,000
Change in fair value	(3,686,000)
Transfers out of Level 3 to Level 2	(9,894,000)

Fair value as of December 31, 2021	$—